Concentrations (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) Customers Suppliers	Dec. 31, 2017 USD ($) Customers Suppliers	Sep. 30, 2018 USD ($) Customers Suppliers	Sep. 30, 2017 Customers Suppliers
Concentrations (Textual)
Cash, FDIC insured amount | $	$ 250,000		$ 250,000
Concentrations of foreign sales | $	$ 4,863	$ 27,000	$ 60,000
Supplier One [Member] | Total purchases [Member]
Concentrations (Textual)
Concentration risk, percentage	25.30%	39.00%	34.00%	41.00%
Number of suppliers | Suppliers	3	1	2	2
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	20.80%		18.00%	42.00%
Number of suppliers | Suppliers	2		3	2
Supplier Two [Member] | Total purchases [Member]
Concentrations (Textual)
Concentration risk, percentage	21.10%		10.00%	15.00%
Number of suppliers | Suppliers	3		2	2
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	15.80%		13.00%	11.00%
Number of suppliers | Suppliers	2		3	2
Supplier Three [Member] | Total purchases [Member]
Concentrations (Textual)
Concentration risk, percentage	15.90%
Number of suppliers | Suppliers	3
Supplier Three [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			11.00%
Number of suppliers | Suppliers			3
Total Sales [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	54.60%	53.00%	52.00%	65.00%
Number of customers	2	4	3	3
Total Sales [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	13.10%	19.00%	17.00%	12.00%
Number of customers	2	4	3	3
Total Sales [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage		19.00%	10.00%	11.00%
Number of customers		4	3	3
Total Sales [Member] | Customer Four [Member]
Concentrations (Textual)
Concentration risk, percentage		10.00%
Number of customers		4
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	28.70%		50.00%	59.00%
Number of customers	5		3	3
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	26.40%		20.00%	15.00%
Number of customers	5		3	3
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage	15.10%		20.00%	13.00%
Number of customers	5		3	3
Accounts Receivable [Member] | Customer Four [Member]
Concentrations (Textual)
Concentration risk, percentage	12.80%
Number of customers	5
Accounts Receivable [Member] | Customer Five [Member]
Concentrations (Textual)
Concentration risk, percentage	11.20%
Number of customers	5